Organization and Principal Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Business

1. Organization and Principal Business

CBL International Limited (“CBL International”) was incorporated on February 8, 2022 in the Cayman Islands. CBL International is a holding company without any operations and it wholly owns Banle International Group Limited (“Banle BVI”) which was incorporated in the British Virgin Islands (collectively, the “Company”).

The Company is a marine fuel logistics company providing one-stop solution for vessel refueling in the Asia Pacific region. As a bunkering facilitator, the Company expedites vessel refueling between ship operators and local physical distributors/traders of marine fuel. The Company purchases marine fuel from its suppliers and arranges its suppliers to deliver marine fuel to its customers, namely the container liner operators.

Business Reorganization

A reorganization of the Company’s legal entity structure was completed in August 2022. The reorganization involved the incorporation of CBL International in February 2022, and the acquisition of Banle BVI by CBL International in August 2022. This transaction was treated as a recapitalization of the Company under common control and the financial statements give retroactive effect to this transaction.

Banle BVI was set up in July 2020 with 50,000 shares at $1.00 per share issued to Mr. Chia. In February 2021, Banle BVI issued 490,323 shares in total, of which 304,000 shares to CBL (Asia) Limited (“CBL (Asia)”) and 186,323 shares to Straits Energy Resources Berhad (“Straits”). The 50,000 shares originally issued to Mr. Chia were surrendered and cancelled at the same time.

CBL International was set up in February 2022, issuing 50,000 shares at par value of $0.01 per share to Mr. Chia. In March 2022, each issued and unissued share was subdivided into 100 shares. Each share par value was reduced to $0.0001 and the authorized share capital was amended to 500,000,000 shares with $0.0001 par value per share. The number of shares held by Mr. Chia increased from 50,000 to 5,000,000 with par value of $0.0001 each.

In August 2022, CBL (Asia) and Straits, as vendors, and CBL International, as purchaser, entered into a sale and purchase agreement, pursuant to which CBL International acquired the entire issued share capital of Banle BVI from its existing shareholders, CBL (Asia) and Straits, in consideration of which CBL International issued and allotted 13,175,000 shares and 8,075,000 shares, credited as fully paid, to CBL (Asia) and Straits, respectively. Upon completion of issuance of the shares to CBL (Asia) and Straits, the 5,000,000 shares of CBL International issued to Mr. Chia was surrendered and cancelled; and CBL International became the 100% shareholder of Banle BVI and itself being owned 62% by CBL (Asia) and 38% by Straits.

CBL International

CBL International was incorporated in the Cayman Islands with limited liability in February 2022, with 50,000 shares of par value $0.01 each issued and allotted to Mr. Chia.

In March 2022, CBL International undertook a share subdivision with each of the issued and unissued shares of CBL International to be subdivided into 100 shares and increased its authorized share capital for $500 divided into 50,000 shares of par value $0.01 each to $50,000 divided into 500,000,000 shares of par value $0.0001 each. As a result, Mr.Chia’s shareholding of 50,000 shares of par value $0.01 turned into 5,000,000 shares of par value $0.0001.

In August 2022, during the reorganization, CBL International issued 13,175,000 shares to CBL (Asia) and 8,075,000 shares to Straits. Upon completion of the above share issuance, the 5,000,000 shares held by Mr. Chia were surrendered and cancelled; and CBL International became the 100% shareholder of Banle BVI and itself being owned 62% by CBL (Asia) and 38% by Straits.

Banle BVI

Banle BVI was incorporated in the British Virgin Islands with 50,000 shares at $1.00 per share issued to Mr. Chia in July 2020. In February 2021, Banle BVI issued 490,323 shares in total, of which 304,000 shares to CBL (Asia) and 186,323 shares to Straits. The 50,000 shares originally issued to Mr. Chia were surrendered and cancelled at the same time. During the period from February 2021 to the completion of the reorganization in August 2022, Banle BVI had issued in total 490,323 shares, out of which CBL (Asia) owned 304,000 shares and Straits owned 186,323. Banle BVI was therefore owned 62% by CBL (Asia) and 38% by Straits.

Banle Energy HK

Banle Energy HK was incorporated on August 15, 2015 focusing on sale and distribution of marine fuel. On March 26, 2019, CBL (Asia) which was at that time holding 3,800,000 shares representing 100% of the shares of Banle Energy HK, and transferred 1,444,000 ordinary shares in Banle Energy HK to Straits Energy Resources Berhad (“Straits”) for consideration of Malaysian Ringgit 14,997,840 (approximately US$3,689,000). Upon completion of the transfer, Banle Energy HK was owned 62% by CBL (Asia) and 38% by Straits, respectively.

In February 2021, the Banle BVI acquired the 100% shareholding of Banle Energy HK by way of issuing 62% of shares to CBL (Asia) and 38% shares to Straits. Since completion of the share transfer, Banle Energy HK has become a wholly-owned subsidiary of the Banle BVI.

Reliance HK

Reliance HK is a limited liability company incorporated in Hong Kong on April 1, 2012. At the time of its incorporation, one share was issued to the initial subscriber, an independent third party. On March 21, 2016, CBL (Asia) acquired the one share in Reliance HK from the independent third party at nominal value. On September 29, 2017, CBL (Asia) transferred one share in Reliance HK to Banle Energy HK for HK$1,862,000 (approximately US$240,300), which was determined after arm’s length negotiations. Upon completion of the purchase, Reliance HK became a wholly-owned subsidiary of Banle Energy HK.

Banle Marketing

Banle Marketing was incorporated as a wholly-owned subsidiary of Banle BVI in the Federal Territory of Labuan, Malaysia on August 18, 2020. Banle marketing focuses on sales and distribution of marine fuel.

Banle Malaysia

Banle Malaysia was incorporated in Malaysia on July 16, 2020 as a wholly owned subsidiary of Banle BVI. Banle Malaysia focuses on sales and distribution of marine fuel.

Banle China

Banle China was incorporated in Hong Kong on March 31, 2021 as a wholly owned subsidiary of Banle BVI. It holds 100% of Majestic Energy Shenzhen and it has no operations since its incorporation.

Majestic Energy Shenzhen

Majestic Energy Shenzhen was incorporated in China on April 29, 2021 as a limited liability company and it has no operations since its incorporation.

Majestic Energy Singapore

Majestic Energy Singapore was incorporated in Singapore on January 11, 2022 as a limited liability company and focuses on sales and distribution of marine fuel.

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
CBL International Limited (“CBL International”)	Cayman Island	Parent	February 8, 2022	Ultimate holding Company
Banle International Group Limited (“Banle BVI”)	British Virgin Islands	100% by CBL International	July 2, 2020	Investment holding
Banle International Marketing Limited (“Banle Marketing”)	Labuan, Malaysia	100% by Banle BVI	August 18, 2020	Marketing service
Banle International (Malaysia) Sdn. Bhd. (“Banle Malaysia”)	Kuala Lumpur, Malaysia	100% by Banle BVI	July 16, 2020	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle Energy HK”)	Hong Kong	100% by Banle BVI	August 18, 2015	Sales and distribution of marine fuel
Reliance (China) Limited (“Reliance HK”)	Hong Kong	100% by Banle Energy HK	April 1, 2012	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	March 31, 2021	Investment holding
Majestic Energy (Shenzhen) Co. Limited (“Majestic Energy Shenzhen”)	PRC	100% by Banle China	April 29, 2021	Investment holding (Dormant)
Majestic Energy (Singapore) Pte Limited (“Majestic Energy Singapore”)	Singapore	100% by Banle BVI	January 11, 2022	Sales and distribution of marine fuel